Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Inventories
Summary of total inventories

	31 December	31 December	31 December
US$ thousand	2024	2023	2022
Current
Supplies and consumables	11,601	15,570	—
Work in progress	1,890	482	—
Finished goods	14,488	5,476	—
Total current	27,979	21,528	—

Non-current
Supplies and consumables	222	300	—
Total non-current	222	300	—
Total inventories	28,201	21,828	—